Derivative Liability (Tables)	6 Months Ended
	Dec. 31, 2014	Jun. 30, 2014
Derivative liability [Abstract]
Shedule of derivative liabilities

	December 31, 2014 $	June 30, 2014 $

Opening balance	3,329,367	4,402,306

Change in fair value of warrants	(66,606)	166,388
Change in fair value due to change in warrant terms	(23,658)	(111,179)
Reclassification to equity upon amendment of warrants	(975,278)	-
Reclassification to equity upon exchange of warrants	(305,112)	-
Reclassification to equity upon exercise of warrants	(391,422)	(1,128,148)

Closing balance	1,567,291	3,329,367

	June 30, 2014 $	December 31, 2013 $	December 31, 2012 $

Opening balance	4,402,306	121,000	106,146

Issuance of units	-	3,681,372	333,356
Dividend warrant liability acquired on reverse acquisition	-	2,041,680	-
Warrants issued for services	-	124,020	-
Change in fair value of unexercised warrants	166,388	(1,324,051)	(318,502)
Change in fair value due to tender offer	(111,179)	-	-
Reclassification to equity upon exercise of warrants	(1,128,148)	(241,715)	-

Closing balance	3,329,367	4,402,306	121,000